OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2021
OTHER PAYABLES
Schedule of other payables

	December 31,
	2020	2021
	RMB	RMB

Salaries and welfare payable	7,129	14,048
Interest payable	667	822
Payables for constructions	42,027	54,596
Other payables	59,023	93,764
Financial liabilities carried at amortized costs	108,846	163,230
Taxes other than income tax	70,262	76,458
	179,108	239,688